Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Equity

Note 14. Equity

(a)	Preferred Shares

The Company has an unlimited number of Preferred Shares without par value that are authorized, of which 64,061 shares are issued and outstanding and designated as Brookfield Residential 8% convertible Preferred Shares, series A.

Preferred Shares issued and outstanding changed as follows during the years ended December 31, 2013 and 2012:

	Years Ended December 31
	2013	2012
Preferred Shares outstanding, beginning of year	65,286	70,002
Conversion of Preferred Shares into Common Shares	(1,225)	(4,716)

Preferred Shares outstanding, end of year	64,061	65,286

The Brookfield Residential 8% convertible Preferred Shares are convertible at the option of the shareholder into Common Shares of the Company, at a conversion rate of 2.731787607 Common Shares per convertible Preferred Share, which is equivalent to a conversion price of $9.15 per share. Dividends on convertible Preferred Shares are fully cumulative, without interest, from the date of original issuance of the convertible Preferred Shares and are payable semi-annually in arrears. There were no Preferred Share dividends in arrears for the year ended December 31, 2013 or 2012. The Preferred Shares are perpetual and do not have a maturity date; however, beginning June 30, 2014, if the 90-day volume weighted average market price of the Common Shares is greater than $18.30 per share, Brookfield Residential may, at its option, require all such Preferred Shares to be converted into Common Shares.

(b)	Common Shares

The authorized Common Share capital consists of an unlimited number of voting Common Shares. Common Shares issued changed as follows during the years ended December 31, 2013 and 2012:

	Years Ended December 31
	2013	2012
Common Shares issued, beginning of year	118,279,534	101,342,718
Issuance of Common Shares upon exercise of options	743,198	499,239
Issuance of Common Shares upon equity transactions	—	16,424,696
Conversion of Preferred Shares into Common Shares	3,344	12,881

Common Shares issued, end of year	119,026,076	118,279,534

Common Shares outstanding is determined as follows:

	December 31
	2013	2012
Common Shares issued	119,026,076	118,279,534
Common Shares purchased for escrowed stock plan	(2,000,000)	(2,000,000)

Common Shares outstanding	117,026,076	116,279,534

On November 20, 2012, Brookfield Residential issued 8,000,000 Common Shares for total gross proceeds of approximately $116.0 million through a public offering, and, concurrently, a total of 8,000,000 Common Shares for gross proceeds of $111.0 million through a private placement to majority shareholder Brookfield Asset Management Inc. In addition, on November 26, 2012, Brookfield Residential issued 424,696 Common Shares under the provision of an over-allotment option available to the underwriters of the Common Share offering, for gross proceeds of approximately $6.2 million. Transaction costs of $5.2 million were incurred in relation to the Common Share offering.